Stockholders' Equity - Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 31, 2020	Jul. 08, 2020	Feb. 29, 2020	Feb. 28, 2019
Class of Stock [Line Items]
Par Value	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	25,000,000		25,000,000	19,513,996
Preferred stock, shares issued	0		19,513,939	18,640,901
Preferred stock, shares outstanding	0		19,513,939	18,640,901
Carrying value			$ 233,022	$ 214,664
Preferred stock, liquidation value			$ 239,244
Shares issued on conversion of convertible preferred stock	29,479,521	29,479,521	29,479,483
Series A One Convertible Preferred Stock
Class of Stock [Line Items]
Par Value			$ 0.0001
Preferred stock, shares authorized			3,560,000
Preferred stock, shares issued			3,559,995
Preferred stock, shares outstanding			3,559,995
Carrying value			$ 10,000
Preferred stock, liquidation value			$ 10,000
Series A Two Convertible Preferred Stock
Class of Stock [Line Items]
Par Value			$ 0.0001
Preferred stock, shares authorized			2,579,999
Preferred stock, shares issued			2,579,994
Preferred stock, shares outstanding			2,579,994
Carrying value			$ 10,000
Preferred stock, liquidation value			$ 10,000
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Par Value			$ 0.0001
Preferred stock, shares authorized			4,058,736
Preferred stock, shares issued			4,058,731
Preferred stock, shares outstanding			4,058,731
Carrying value			$ 16,944
Preferred stock, liquidation value			$ 16,944
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Par Value			$ 0.0001
Preferred stock, shares authorized			601,160
Preferred stock, shares issued			601,151
Preferred stock, shares outstanding			601,151
Carrying value			$ 7,000
Preferred stock, liquidation value			$ 7,000
Series D Convertible Preferred Stock
Class of Stock [Line Items]
Par Value			$ 0.0001
Preferred stock, shares authorized			1,751,874
Preferred stock, shares issued			1,751,871
Preferred stock, shares outstanding			1,751,871
Carrying value			$ 30,000
Preferred stock, liquidation value			$ 30,000
Series E Convertible Preferred Stock
Class of Stock [Line Items]
Par Value			$ 0.0001
Preferred stock, shares authorized			6,089,189
Preferred stock, shares issued			6,089,159
Preferred stock, shares outstanding			6,089,159
Carrying value			$ 140,720
Preferred stock, liquidation value			$ 145,300
Series F Convertible Preferred Stock
Class of Stock [Line Items]
Par Value			$ 0.0001
Preferred stock, shares authorized			873,038
Preferred stock, shares issued			873,038
Preferred stock, shares outstanding			873,038
Carrying value			$ 18,358
Preferred stock, liquidation value			$ 20,000